Loss per share (Details) - CHF (SFr) SFr / shares in Units, SFr in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Numerator
Net loss attributable to equity holders of the Company	SFr (21,189)	SFr (22,760)	SFr (40,218)	SFr (40,622)
Denominator
Weighted-average number of shares outstanding used to compute EPS basic attributable to equity holders	100,631,371	99,549,910	100,519,884	99,467,690
Weighted-average number of shares outstanding used to compute EPS diluted attributable to equity holders	100,631,371	99,549,910	100,519,884	99,467,690
Basic loss per share for the period attributable to equity holders	SFr (0.21)	SFr (0.23)	SFr (0.4)	SFr (0.41)
Diluted loss per share for the period attributable to equity holders	SFr (0.21)	SFr (0.23)	SFr (0.4)	SFr (0.41)